Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Talent and Compensation Committee’s practice to review and grant all annual equity compensation awards to eligible employees (including the executive officers) at its first regularly scheduled meeting of each fiscal year, which it expects to occur each year in May. Additionally, the Talent and Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. We do not time the granting of equity awards (including stock option awards) in relation to the release of material nonpublic information, nor have we timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2026, the Company did not grant stock options to any NEO.

Award Timing Method	It is the Talent and Compensation Committee’s practice to review and grant all annual equity compensation awards to eligible employees (including the executive officers) at its first regularly scheduled meeting of each fiscal year, which it expects to occur each year in May.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the granting of equity awards (including stock option awards) in relation to the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false